CONVERTIBLE DEBT (Narrative) (Details) $ / shares in Units, $ in Thousands		1 Months Ended	10 Months Ended	12 Months Ended
		Oct. 31, 2013 USD ($) $ / shares	Oct. 26, 2014 USD ($)	Dec. 31, 2015	Dec. 31, 2014 USD ($)
Conversion [Abstract]
Convertible debts, additional interest expense	[1]				$ 386
Convertible Senior Notes due October 15, 2018 [Member]
Convertible Debts [Line Items]
Convertible debts issued		$ 172,500
Convertible debts, interest rate		4.00%
Redemption at option of holders [Abstract]
Percentage of redemption price to principal amount		100.00%
Redemption at option of the company [Abstract]
Redemption period, start date		Oct. 20, 2016
Percentage of redemption price to principal amount		100.00%
Conversion [Abstract]
Convertible debts, beneficial conversion feature		$ 0
Net proceeds received from the issuance of the Notes		166,395
Frequency of periodic payments				semi-annually
Convertible debts, issuance costs		$ 6,834
Convertible debts, additional interest expense			$ 386
Convertible debts, incremental interest rate			0.50%
Convertible Senior Notes due October 15, 2018 [Member] | Maximum [Member]
Redemption at option of the company [Abstract]
Notice period of redemption before the redemption date		60 days
Convertible Senior Notes due October 15, 2018 [Member] | Minimum [Member]
Redemption at option of the company [Abstract]
Notice period of redemption before the redemption date		30 days
Convertible Senior Notes due October 15, 2018 [Member] | ADS [Member]
Convertible Debts [Line Items]
Initial conversion rate		39.0472
Initial conversion ratio, basis amount		$ 1,000
Initial conversion price (in US dollar per ADS) | $ / shares		$ 25.61
Redemption at option of the company [Abstract]
Minimum percentage of share price to conversion price when issuer may redeem debts		130.00%
Minimum trading days when share price exceeds threshold		20 days
Consecutive trading days prior to redemption notice		30 days
Conversion [Abstract]
Initial conversion rate		39.0472
Initial conversion ratio, basis amount		$ 1,000
Initial conversion price (in US dollar per ADS) | $ / shares		$ 25.61

[1]	As of October 26, 2014, the Company had accrued the additional interest of US$386 at the rate of 0.5% per annum, due to the Company's failure to file its form 20-F on time.